Income tax and social contribution (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax
Included in the statement of income		R$ 10,278	R$ (20,149)
Taken directly to equity			3,606
At December		(5,794)	(16,074)	R$ 469
Tax losses
Deferred tax
Included in the statement of income		436	(2,312)
At December		1,487	1,051	3,363
Tax credit
Deferred tax
Included in the statement of income		(721)
Taken directly to equity			3,606
At December		2,885	3,606
Technological inovation
Deferred tax
Included in the statement of income	[1]	(16,814)	(18,121)
At December	[1]	(41,192)	(24,378)	(6,257)
Other temporary differences—ASSETS
Deferred tax
Included in the statement of income		28,995	284
At December		32,642	R$ 3,647	R$ 3,363
Other temporary differences—LIABILITY
Deferred tax
Included in the statement of income		(1,616)
At December		R$ (1,616)

[1]	The main temporary differences representing the balance of the deferred tax liability refers to the benefit granted by the Technological Innovation Law (Lei do Bem), which reduces the tax charges on the capitalized amount of property and equipment.